ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 3) (USD $)	12 Months Ended				1 Months Ended																					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2013 Chengdu Mobile item	Jan. 31, 2011 DMG Chongqing	Dec. 31, 2013 DMG Chongqing	Dec. 31, 2013 Haerbin Mobile item	Dec. 31, 2013 Jilin Mobile item	Dec. 31, 2013 Dalian Mobile item	Dec. 31, 2013 Henan Mobile item	Dec. 31, 2013 Hubei Mobile item	Dec. 31, 2013 Suzhou Mobile item	Dec. 31, 2013 Changzhou Mobile item	Dec. 31, 2013 Ningbo Mobile item	Dec. 31, 2013 Zhongguanguoji	Dec. 31, 2013 Shenzhen Media	Dec. 31, 2013 VisionChina Media Group Chengdu Mobile	Dec. 31, 2013 VisionChina Media Group Haerbin Mobile	Dec. 31, 2013 VisionChina Media Group Jilin Mobile	Dec. 31, 2013 VisionChina Media Group Dalian Mobile	Dec. 31, 2013 VisionChina Media Group Henan Mobile	Dec. 31, 2013 VisionChina Media Group Hubei Mobile	Dec. 31, 2013 VisionChina Media Group Suzhou Mobile	Dec. 31, 2013 VisionChina Media Group Changzhou Mobile	Dec. 31, 2013 VisionChina Media Group Ningbo Mobile	Dec. 31, 2013 Shenzhen HDTV	Dec. 31, 2013 Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	Dec. 31, 2013 Beijing Huaguangshi Co., Ltd.	Dec. 31, 2013 Luzhou Huashi	Dec. 31, 2013 Nanjing Hua Dingshi Communication Technology Co., Ltd.	Dec. 31, 2013 Shenzhen Hua Meishi Advertising Co., Ltd.	Dec. 31, 2013 Shenzhen Huashixin Culture Media Co., Ltd.	Dec. 31, 2013 Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	Dec. 31, 2013 Xian Huachangshi	Dec. 31, 2013 Jiangxi Huashi	Dec. 31, 2013 Nanjing Metro Operation Information Service Co., Ltd.	Dec. 31, 2013 DMG Shenzhen	Dec. 31, 2013 Tianjin Metro Operation Information Service Co., Ltd.	Dec. 31, 2013 Dienzhi Advertising (Beijing) Co., Ltd.	Dec. 31, 2013 CDTC	Dec. 31, 2013 Vision Best Limited	Dec. 31, 2013 Whole Genius Limited	Dec. 31, 2013 DMG	Dec. 31, 2013 DMG HK	Dec. 31, 2013 Eastlong Technology	Dec. 31, 2013 Huachangshi	Dec. 31, 2013 Shenzhen Huadingshi Digital Technology Co., Ltd.	Dec. 31, 2013 Dienzhi Advertising (Shanghai) Co., Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership interest in subsidiaries																																								100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in variable interest entities																										100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	50.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership interest in equity method investees				49.00%		46.75%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Percentage of ownership in subsidiary sold					15.00%
Gain on disposal of equity interest in equity method investee	$ 1,309	$ 175,903			$ 175,903
Equity interest in subsidiary before disposal of partial interest (as a percent)					61.75%
Voting power in subsidiary before disposal of partial interest (as a percent)					60.00%
Voting power in subsidiary after disposal of partial interest (as a percent)					40.00%
Minimum percentage of votes required to pass a board resolution					50.00%
Summary balance sheet information of DMG Chongqing as of the disposal date
Cash and cash equivalents					158,129
Other assets					538,607
Total liabilities					(331,363)
Total identifiable net assets	12,479,243		11,561,891		365,373
Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received					230,709
Cash and cash equivalents disposed					(158,129)
Net cash inflow arising from disposal of equity interest	$ 1,309	$ 72,580			$ 72,580
Number of separate parties forming equity method investees				10			10	10	10	10	10	10	10	10
Percentage of ownership interest held by third party investor from contribution of advertising broadcasting rights				51.00%			51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%			49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%